Basis of presentation and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Basis of presentation and Summary of Significant Accounting Policies
2.	Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The Company has prepared the accompanying condensed consolidated financial statements in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, DPCM, as a direct wholly-owned subsidiary of
D-Wave,
who is the legal acquirer, was treated as the “acquired” company for financial reporting purposes and
D-Wave
Systems was treated as the accounting acquirer. This determination was primarily based on the following factors:
(i) D-Wave
Systems’ existing stockholders have the majority of the voting interest in the combined entity with an approximate 91% voting interest; (ii) the combined company’s board of directors have seven board members consisting of one board member designated by DPCM, three board members retained from the
D-Wave
Systems’ board, and three additional, independent board members;
(iii) D-Wave
Systems’ senior management comprises all the senior management of the combined company; and
(iv) D-Wave
Systems’ existing operations comprise the ongoing operations of the combined company. In accordance with guidance applicable to these circumstances, the Business Combination was treated as the equivalent of
D-Wave
Systems issuing stock for the net assets of DPCM, accompanied by a recapitalization. The net assets of DPCM were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of
D-Wave
Systems.
As a result, the condensed consolidated financial statements included herein reflect (i) the historical operating results of
D-Wave
Systems prior to the Business Combination, (ii) the combined results of the Company,
D-Wave
Systems and DPCM following the closing of the Business Combination, (iii) the assets and liabilities of
D-Wave
Systems at their historical costs, (iv) the assets and liabilities of the Company and DPCM at their historical costs, which approximates fair value, and (v) the Company’s equity structure for all periods presented.
In accordance with ASC 805 guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the closing date of the Business Combination, to reflect the number of the Company’s shares of common stock, par value $0.0001 (“Common Shares”) issued to
D-Wave
Systems’ stockholders in connection with the recapitalization transaction. As such, the Common Shares and the corresponding capital amounts and earnings per share related to
D-Wave
Systems’ common stock prior to the Business Combination have been retrospectively restated as shares reflecting the conversion ratio established in the Business Combination.
Unaudited Interim Financial Information
The accompanying interim condensed consolidated financial statements included in this quarterly report have been prepared by the Company and are unaudited, pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures contained within these interim condensed consolidated financial statements comply with the requirements of Section 13(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) for interim condensed consolidated financial statements and are adequate to make the information presented not misleading. The interim condensed consolidated financial statements included herein have been prepared on the same basis as the audited annual consolidated financial statements and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the financial position, results of operations and cash flows for the interim periods presented. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2021 included in the registration statement on Form
S-1
(SEC File
No. 333-267124)
related to the exercise and resale of certain securities of
D-Wave,
initially filed by the Company with the SEC on August 29, 2022 and which was declared effective by the SEC on October 26, 2022 (as amended, the “Resale Registration Statement”). The condensed consolidated statement of operations and comprehensive loss for the three and nine month periods ended September 30, 2022 are not necessarily indicative of the results to be anticipated for the entire year ending December 31, 2022 or thereafter. All references to September 30, 2022 and 2021 in the notes to condensed consolidated financial statements are unaudited.
Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in the condensed consolidated financial statements upon consolidation.
Liquidity and going concern
The Company has prepared its condensed consolidated financial statements assuming that it will continue as a going concern. Since its inception, the Company has incurred net losses and negative cash flows from operations. As of September 30, 2022, the Company had an accumulated deficit of $363.1 million and a working capital deficiency of $11.7 million. For the three months ended September 30, 2022 and 2021, the Company incurred a net loss of $13.1 million and $4.2 million respectively. For the nine months ended September 30, 2022 and 2021, the Company incurred a net loss of $37.9 million and $17.7 million respectively. The Company had net cash outflows from operations of $34.3 million and $27.6 million, respectively. As of September 30, 2022, the Company had $13.8 million of cash. The Company expects to incur additional operating losses and negative cash flows from operations as it continues to expand its commercial operations and research and development programs.
On August 5, 2022, the Company completed a Business Combination with DPCM. The Company received gross proceeds of $49.0 million from the PIPE Investment (as defined below) and the DPCM trust account.

In conjunction with the Business Combination, the Company and
D-Wave
Systems entered into an equity line of credit (the “ELOC”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) on June 16, 2022 which provides
D-Wave
the sole right, but not the obligation, to direct Lincoln Park to buy specified dollar amounts up to $150.0 million of Common Shares through June 15, 2025. The ELOC will provide the Company and
D-Wave
with additional liquidity to fund the business, subject to the conditions set forth in the agreement, including volume limitations tied to periodic market prices, ownership limitations restricting Lincoln Park from owning more than 9.9% of the then total outstanding Common Shares and a floor price of $1.00 at which the Company may not sell to Lincoln Park any Common Shares. For the nine months ended September 30, 2022,
D-Wave
has issued 381,540 Common Shares satisfying the commitment fee for the ELOC. For the nine months ended September 30, 2022,
D-wave
did not direct Lincoln Park to buy any Common Shares. Subsequent to September 30, 2022,
D-Wave
commenced making sales pursuant to the ELOC (see Note 14).
To the extent that sufficient capital is not obtained through the cash received in connection with the sale
of Common Shares under the ELOC, management will be required to obtain additional capital through the issuance of debt and/or equity, or other arrangements. However, there can be no assurance that
D-Wave
will be able to raise additional capital when needed or under acceptable terms. The issuance of additional equity may dilute existing stockholders and newly issued shares may contain senior rights and preferences compared to the currently outstanding Common Shares. Any future debt may contain covenants and limit
D-Wave’s
ability to pay dividends or make other distributions to stockholders. If
D-Wave
is unable to obtain additional financing, operations may be scaled back or discontinued. These conditions give rise to material uncertainties that may cast substantial doubt on the ability of
D-Wave
to continue as a going concern.
These condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.
COVID-19
pandemic
The Company is subject to risks and uncertainties relating to the ongoing outbreak of the novel strain of coronavirus
(“COVID-19”),
which the World Health Organization declared a pandemic in March 2020.
The COVID-19
pandemic has resulted in authorities implementing numerous measures to contain the virus, including travel bans and restrictions, quarantines, shelter-in-place
orders, and business limitations and shutdowns. Work-from-home and other measures have introduced additional operational risks, including cybersecurity risks, and may adversely affect the way the Company and its third-party partners operate. The extent to which the COVID-19
pandemic impacts the Company’s workforce, business, financial condition, and results of operations will depend on future developments, which are highly uncertain and cannot be predicted at this time. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results may be materially adversely affected. For the nine months ended September 30, 2022 and 2021, the Company’s business, results of operation and financial condition was not significantly impacted due to the effects of
COVID-19.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the Company’s condensed consolidated financial statements and accompanying notes as of the date of the condensed consolidated financial statements. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts, and experience.

The Company’s accounting estimates and assumptions may change over time in response to
COVID-19
and the change could be material in future periods. As of the date of issuance of these condensed consolidated financial statements, the Company is not aware of any specific event or circumstances that would require the Company to update estimates, judgments or revise the carrying value of any assets or liabilities. Actual results may differ from those estimates or assumptions.
Public Warrants and Private Warrants
The Company evaluated its outstanding warrants which were issued in exchange for (i) the warrants initially included in the DPCM units (the “Units”) issued in DPCM’s initial public offering (the “Public Warrants”), and (ii) the warrants of DPCM held by CDPM Sponsor Group, LLC (the “Sponsor”) that were issued to the Sponsor at the closing of DPCM’s initial public offering (the “Private Warrants,” and together with the Public Warrants, the “Warrants”), which are discussed in Note 8—
Warrants
, in accordance with ASC
815-40,
“Derivatives and Hedging—Contracts in Entity’s Own Equity
.”
The Private Warrants do not meet the derivative scope exception and are accounted for as derivative liabilities. Specifically, the Private Warrants contain provisions that cause the settlement amounts to be dependent upon the characteristics of the holder of the warrant which is not an input into the pricing of a fixed-for-fixed
option on equity shares. Therefore, the Private Warrants are not considered indexed to the Company’s stock and should be classified as a liability. Since the Private Warrants meet the definition of a derivative, the Company recorded the Private Warrants as liabilities on the condensed consolidated balance sheet at fair value upon the Closing, with subsequent changes in the fair value recognized in the condensed consolidated statements of operations and comprehensive loss at each reporting date. The fair value of the Private Warrants was initially measured using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The subsequent measurements of the Private Warrants after the detachment of the Public Warrants from the Units are classified as Level 2 fair value measurements due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market.
The Public Warrants also do not meet the indexation guidance in ASC
815-40
and are accounted for as liabilities as the Public Warrants include a provision whereby in a scenario on which there is not an effective registration statement, the warrant holders have a cap, 0.361 Common Shares per warrant (subject to adjustment), on the issuable number of shares in a cashless exercise. The fair value of the Public Warrants was initially measured using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 fair value measurements due to the use of an observable market quote in an active market.
Operating segment
Operating segments are defined as components of an enterprise for which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating and evaluating financial performance. As such, the Company views its operations and manages its business in one
operating and reportable segment. See Note 12—
Geographic areas
.
Foreign currency translation and transactions
The Company’s reporting currency is the U.S. dollar. Generally, the functional and reporting currency of its international subsidiaries is the currency of their primary economic environment. Accordingly, all foreign balance sheet accounts have been translated into the U.S. dollars using the rate of exchange at the respective balance sheet date. Components of the condensed consolidated statements of operation and comprehensive loss have been translated at the average exchange rate for the year or the corresponding period. Translation gains and losses are recorded in accumulated other comprehensive loss as a component of stockholders’ equity. Gains or losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in the condensed consolidated statements of operations and comprehensive loss. For the three months ended September 30, 2022, the Company recorded $956,000 of foreign currency transaction gain in other income in its condensed consolidated statement of operations. For the three months ended September 30, 2021, the Company recorded $29,000 of foreign currency transaction loss in other income in its condensed consolidated statement of operations and comprehensive loss. For the nine months ended September 30, 2022 and 2021, the Company recorded $1,322,000 and $538,000 in foreign currency transaction gain, respectively, in other income in its condensed consolidated statements of operations and comprehensive loss.
Cash and cash equivalents
The Company’s cash and cash equivalents consists of money held in demand depository accounts. The carrying amount of cash was $13.8 million and $9.5 million as of September 30, 2022 and December 31, 2021, respectively, which approximates fair value and was determined based upon Level 1 inputs. The Company did not hold short-term investments as of September 30, 2022 and December 31, 2021.
Fair value of financial instruments
Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.
The carrying amounts reflected in the condensed consolidated balance sheets for cash , trade accounts receivable, net, trade accounts payable and accrued expenses approximate their fair values (Level 1).
The Company carries its marketable investments at cost, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments by the same issuer, as they represent investments in privately held companies for which there are no quoted market prices. As of September 30, 2022 and December 31, 2021, the Company estimated the fair value of its securities denominated in Canadian dollars to be C$10.2 million for both periods presented, and its securities denominated in United States dollars to be $1.2 million and $279,000, respectively. The carrying value of its securities as of September 30, 2022 and December 31, 2021 was $1.2 million and $5,000, respectively and is included in other assets on the consolidated balance sheet.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

Description	Level	September 30, 2022
Liabilities:
Warrant Liabilities – Public Warrants	1	$3,018
Warrant Liabilities – Private Placement Warrants	2	$2,480
The Warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities in the condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statements of operations.
The Warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the Common Shares. The expected volatility as of the initial public offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrants was used as the fair value of the Warrants as of each relevant date. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 fair value measurements due to the use of an observable market quote in an active market. The subsequent measurements of the Private Warrants after the detachment of the Public Warrants from the Units are classified as Level 2 fair value measurements due to the use of an observable market quote for the Public Warrants, which are considered to be a similar asset in an active market.
As of September 30, 2022, the liabilities for the Warrants were calculated by multiplying the quoted market price per DPCM Public Warrant of $0.31 by the 17,920,898 Warrants outstanding (see Note 8).
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs.
Net income (loss) per share
Basic net loss per common share is computed by dividing the net loss available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Diluted net loss per common share is computed by dividing the net loss available to common stockholders adjusted by any preferred stock dividends declared during the period by the weighted average number of common shares and potential common shares outstanding when the impact is not antidilutive. Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued. Shares issuable for little or no cash consideration shall be considered outstanding common shares and included in the computation of basic EPS.
Concentration risk
Agreements which potentially subject the Company to concentration risk consist principally of two to three customer agreements. During the three month period ended September 30, 2022, the Company earned 15%, 11% and 10% of its total revenue from three customers. During the three month period ended September 30, 2021, the Company earned 15% and 11% of its total revenue earned from two customers. During the nine month period ended September 30, 2022, the Company earned 13% of its total revenue from two separate customers. During the nine months ended September 30, 2021, the Company earned 13% and 12% of its total revenue from two customers.
Government assistance
The Company receives various forms of government assistance including (i) government grants (ii) investment credits, and (iii) government loans, for research and development initiatives from Canadian government agencies.
The Company recognizes grants and investment tax credits relating to qualifying scientific research and development expenditures as a reduction of the related eligible expenses (research and development expenses) in its condensed consolidated statement of operations and comprehensive loss. Grants and investment tax credits are recognized in the period during which the related qualifying expenses are incurred, provided that the conditions under which the grants and investment tax credits have been met. The Company recognizes grants and investment tax credits in an amount equal to the estimated qualifying expenses incurred in each period multiplied by the applicable reimbursement percentage. Grants and investment tax credits that are recognized upon incurring qualifying expenses in advance of receipt of grant funding or proceeds from research and development incentives are recorded in the condensed consolidated balance sheets as research incentives receivable. In circumstances where the grants received relate to prior period eligible expenses, the Company recognizes them as government assistance in its condensed consolidated statement of operations and comprehensive loss in the current period.
During the three months ended September 30, 2022 and 2021, the Company recorded a Scientific Research and Experimental Development (“SR&ED”) investment tax credit of $0.1 million and $$0.5 million in 2022 and 2021, respectively, as an offset to its research and development expenses in its condensed consolidated statements of operations and comprehensive loss. During the nine months ended September 30, 2022 and 2021, the Company recorded a SR&ED investment tax credit of $1.0 million and $1.2 million, respectively, as an offset to its research and development expenses in its condensed consolidated statements of operations and comprehensive loss.
The Company has received government loans under funding agreements that bear interest at rates that are below market rates of interest or are interest-free. The Company accounts for the imputed benefit arising from the difference between a market rate of interest and the rate of interest charged as additional grant funding, and records interest expense for the loans at a market rate of interest. On the date that loan proceeds are earned, the Company recognizes the portion of the loan proceeds allocated to grant funding as a discount to the carrying value of the loan and as other liability, which is subsequently recognized as additional government assistance upon draw down of the qualified loan amounts.
Revenue recognition
The Company recognizes revenue in accordance with Accounting Standards Update
No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
and accounts for certain contract costs in accordance with FASB’s Accounting Standards Codification (“ASC”)
340-40,
Other Assets and Deferred Costs-Contracts with Customers
.
The standard was adopted on a full retrospective method on January 1, 2018. The adoption of ASC 606 had no impact on the Company and as such there was no recorded transition adjustment. The core principle of ASC 606 is that an entity shall recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
To support this core principle, the Company applies the following five step approach:

•	Identify the contract with the customer

•	Identify the performance obligations

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations

•	Recognize revenue when (or as) the entity satisfies a performance obligation
The Company generates revenue through subscription sales to access its Quantum Computing as a Service (“QCaaS”) cloud platform and from professional services related to the practical applications of quantum computing technology to solve its customers’ business challenges, to develop quantum proofs-of-concepts,
pilot hybrid quantum applications and to put those applications into production. In addition, the Company also earns revenue from providing training regarding quantum computing systems and building related applications. In arrangements with re-sellers
of the Company’s cloud services, the
re-seller
is considered the customer and the Company does not have any contractual relationships with the re-sellers’
end users. For these arrangements, revenue is recognized at the amount charged to the re-seller
and does not reflect any
mark-up
to the end user.
Revenue from QCaaS is recognized evenly over the contractual period, on a straight-line basis over the subscription term, beginning on the date that the service is made available to the customer. Professional services are recognized as they are earned based on the terms of the contract or based on the cost-to-cost
method. Under the
cost-to-cost
method, revenue is recognized based upon the ratio that incurred costs bear to total estimated contract costs with related cost of revenue recorded as the costs are incurred.
Recently adopted accounting standards and amendments
D-Wave
is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies.
D-Wave
is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. The Company elected to early adopt, when permissible, new or revised accounting guidance within the same time period as private companies, as indicated in Note 2 of its audited consolidated financial statements as of December 31, 2021 and 2020, included in the Resale Registration Statement.
Recent accounting pronouncements not yet adopted
In November 2021, the FASB issued ASU
No.2021-10,
Disclosures by Business Entities about Government Assistance
. ASU
2021-10
was issued to increase the transparency of government assistance. ASU
2021-10
requires that entities make certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The required disclosures include: (1) information about the nature of the transactions and the related accounting policy used to account for the transactions; (2) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item; and (3) significant terms and conditions of the transactions, including commitments and contingencies. The amendments in ASU
2021-10
are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. An entity should apply the amendments in ASU
2021-10
either (1) prospectively to all transactions within the scope of the amendments that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or (2) retrospectively to those transactions. The Company plans to adopt the ASU
2021-10
on December 31, 2022 with an effective date of January 1, 2022. The Company is currently evaluating the impact of the adoption of the standard on the consolidated financial statements.

DWave System [Member]
Basis of presentation and Summary of Significant Accounting Policies
2.	Basis of presentation and summary of significant accounting policies
The Company has prepared the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”).
Liquidity and going concern
The Company has prepared its consolidated financial statements assuming that it will continue as a going concern. Since its inception, the Company has incurred net losses and negative cash flows from operations. As of December 31, 2021, and 2020, the Company had an accumulated deficit of $325.3 million and $293.7 million, respectively. For the years ended December 31, 2021, and 2020, the Company incurred a net loss of $31.5 million and $10.0 million, respectively and had net cash outflows from operations of $34.8 million and $29.3 million, respectively. The Company expects to incur additional operating losses and negative cash flows from operations as it continues to expand its commercial operations and research and development programs.
Duri
n
g
the year ended December 31, 2021, the Company secured $25.1 million in additional financing through an arrangement with the Strategic Innovation Fund (“SIF”) to receive up to C$40 million in repayable

contributions. As of December 31, 2021, the Company had received $25.1 million (C$32 million) from SIF. As of December 31, 2021, the Company had $9.5 million of cash and cash equivalents and $8.9 million of working capital.
As further discussed in Note 1 –
Description of the business
, on February 7, 2022, the Company entered into a Transaction Agreement with DPCM. In addition to the cash resources that will be made available through the Merger, the Company anticipated $40.0 million in additional financing will be made available to the Company through a Private Investment in Public Equity (“PIPE”) offering. There can be no assurance that the Merger and the PIPE offering will be completed as currently contemplated, or at all.
As further discussed in Note 17 –
Subsequent events,
on March 3, 2022, the Company entered into a Venture Loan and Security Agreement (the “Venture Loan Agreement”) with PSPIB Investments II Inc. (“PSPIB”), as the lender. Under the Venture Loan Agreement, term loans in an aggregate principal amount of $25.0 million have become available to the Company in three tranches, subject to certain terms and conditions. The maturity date of these term loans is the earliest of December 31, 2022, or the closing of the Merger.
To the extent additional capital is not obtained through the Merger and PIPE offering, or through the cash received in connection with the Merger, management will be required to obtain additional capital through the sale of debt or equity, or other arrangements. However, there can be no assurance that the Company will be able to raise additional capital when needed or under acceptable terms. The sale of additional equity may dilute existing stockholders and newly issued shares may contain senior rights and preferences compared to currently outstanding shares. Any future debt may contain covenants and limit the Company’s ability to pay dividends or make other distributions to stockholders. If the Company is unable to obtain additional financing, operations may be scaled back or discontinued. These conditions give rise to material uncertainties that may cast substantial doubt on the ability of the Company’s ability to continue as a going concern.
These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Such adjustments could be material.
Principles of consolidation
The consolidated financial statements include the accounts of the Company. All intercompany accounts and transactions have been eliminated on consolidation.
Transaction between entities under common control
In April 2020, DWSI was formed with the primary objective of facilitating additional financing from existing shareholders and additional investors.
Old
D-Wave,
certain shareholders holding more than 75% of the equity securities, all the holders of the convertible notes of Old
D-Wave
and certain parties who wished to provide equity financing to the Company executed a Recapitalization Agreement (the “Transaction”) whereby DWSI was formed. In order to facilitate the additional financing all outstanding warrants, common stock, preferred stock and convertible notes of Old
D-Wave
were converted or assigned to DWSI for newly issued preferred and common stock of the Company.
The
Company was able to achieve this additional financing in April 2020 through the issuance of DWSI’s Class B Preferred Stock. DWSI issued 11,787,320 Class B1 Preferred Stock, 13,142,857 Class B2 Preferred Stock and

29,000,000
Class B
3
Preferred Stock for $
43.6
million of proceeds. The DWSI newly non-redeemable convertible preferred stock issue price was $
1.75
per share for Class B1 and Class B2 Preferred Stock and $
0.00001
for Class B
3
Preferred Stock.

The Transaction was recorded as a transaction between entities under common control that led to a change in the reporting entity. In the accompanying consolidated financial statements, the assets and the liabilities and relating operations of the transferring entity (Old
D-Wave)
are retrospectively presented at their carrying amounts without change in the basis for all periods during which Old
D-Wave
was under common control. The share capital as well as the share and per share information included in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the share capital of the Company after the Transaction. Differences in the par value of the common stock between the transferring and the receiving entity were reflected by adjustments to the non-redeemable convertible preferred stock and additional paid-in
capital.
Amalgamation of Old
D-Wave
and DWSI
In order to simplify the corporate structure of DWSI Holdings Inc. and to reduce administrative costs, effective January 1, 2021, the Company completed a vertical short-form amalgamation pursuant to the British Columbia
Business Corporations Act
with its previously wholly owned subsidiary, Old
D-Wave.
Pursuant to the amalgamation, all of the issued and outstanding equity securities of Old
D-Wave
were cancelled, and the assets and liabilities of Old
D-Wave
were assumed by the Company. Immediately after the amalgamation, DWSI Holdings Inc. changed its name to
D-Wave
Systems Inc. No additional equity securities were issued in connection with the amalgamation and the share capital of the Company remained unchanged.
The amalgamation did not have a significant effect on the business and operations of
D-Wave.
COVID-19
pandemic
The Company is subject to risks and uncertainties relating to the ongoing outbreak of the novel strain of coronavirus (“COVID-19”),
which the World Health Organization declared a pandemic in March 2020.
The COVID-19
pandemic has resulted in authorities implementing numerous measures to contain the virus, including travel bans and restrictions, quarantines, shelter-in-place
orders, and business limitations and shutdowns. Work-from-home and other measures have introduced additional operational risks, including cybersecurity risks, and may adversely affect the way the Company and its third-party partners operate. The extent to which the COVID-19
pandemic impacts the Company’s workforce, business, financial condition, and results of operations will depend on future developments, which are highly uncertain and cannot be predicted at this time. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results may be materially adversely affected. As of December 31, 2021, and 2020, the Company’s business, results of operation and financial condition was not significantly impacted due to the effects of
COVID-19.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the Company’s consolidated financial statements and accompanying notes as of the date of the consolidated financial statements. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts, and experience.
The Company’s accounting estimates and assumptions may change over time in response to
COVID-19
and the change could be material in future periods. As of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstances that would require the Company to update estimates, judgments or revise the carrying value of any assets or liabilities. Actual results may differ from those estimates or assumptions.

Deferred Offering Costs
Deferred offering costs consist of legal, accounting and consulting fees incurred through the balance sheet date that are directly related to the Merger mentioned in Note 1 –
Description of the business
and that will be charged to shareholder’s equity upon the completion of the Merger mentioned in Note 1. Should the Merger prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2021, the Company recorded $1.2 million in transaction costs in deferred offering costs in its consolidated balance sheets. As of December 31, 2020, no transaction costs were accrued.
Operating segment
Operating segments are defined as components of an enterprise for which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating and evaluating financial performance. As such, the Company views its operations and manages its business in one operating and reportable segment (See Note 16 -
Geographic areas
).
Foreign currency translation and transactions
The Company’s reporting currency is the US dollar. Generally, the functional and reporting currency of its international subsidiaries is the currency of their primary economic environment. Accordingly, all foreign balance sheet accounts have been translated into the U.S. dollars using the rate of exchange at the respective balance sheet date. Components of the consolidated statements of operation and comprehensive loss have been translated at the average exchange rate for the year or the corresponding period. Translation gains and losses are recorded in accumulated other comprehensive loss as a component of stockholders’ equity. Gains or losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2021, and 2020, the Company recorded $608,000 and $623,000 in foreign currency transaction gains, respectively, in other income in its consolidated statements of operations and comprehensive loss.
Comprehensive loss
Comprehensive loss consists of two components, net loss and other comprehensive loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from consolidation of its foreign entities.

Cash and cash equivalents
The
 Company’s cash and cash equivalents consists of money held in demand depositary accounts and highly liquid investments, including commercial papers with original maturities of three months or less at the date of the purchase. The carrying amount of cash and cash equivalents was $9.5 million and $21.3 million as of December 31, 2021, and 2020, respectively, which approximates fair value and was determined based upon
Level 1 inputs. The Company’s short-term investments, including commercial papers included in cash equivalents are carried at fair market value based on market quotes and other observable inputs (Level 2 inputs). The following table provides a reconciliation of cash and cash equivalents on the consolidated balance sheets to the totals presented on the consolidated statement of cash flows (in thousands):

	December 31,
	2021	2020
Cash	$9,483	$10,272
Cash equivalents - commercial papers	—	11,063

Total cash and cash equivalents on the consolidated statements of cash flows	$9,483	$21,335

Trade accounts receivable, net
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company periodically reviews the need for an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ respective financial conditions, the amounts of receivables in dispute and the current receivables aging and current payment patterns. To the extent identified, account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. To date, the Company’s customers have proven to be credit worthy. As of December 31, 2021, and 2020, the Company did not recognize any material write-offs and has not
recorded activity for its allowance for doubtful accounts.
Inventories
Inventories are stated at the lower of cost, using the weighted average cost method, or net realizable value. Inventory that is obsolete or in excess of forecasted usage is written down to its estimated net realizable value based on the assumptions about future demand and market conditions. Inventory write-downs are charged to cost of revenue and establish a new cost basis for the inventory. Inventories include raw materials, which consist of parts and supplies used in the Company’s manufacturing process and research and development activities as well as service parts for the Company’s quantum computer systems, work-in-process
and finished
goods.

Property and equipment, net
Property
 and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is recognized using the straight-line method over the estimated useful lives of the depreciable property, or for leasehold improvements, the remaining term of the lease, whichever is shorter. Costs for capital assets not yet placed into service are capitalized as construction-in-progress
and depreciated once placed into service.
The Company’s estimated useful lives of its property and equipment are as follows:

Estimated Useful Lives
Quantum computer systems	5 years
Lab equipment	5 years
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of expected lease term or estimated useful life
Upon sale or retirement of the assets, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the statement of operations and comprehensive loss. Expenditures for general maintenance and repairs are expensed as incurred.
Intangible assets, net
The Company’s intangible assets consist of acquired computer software, including off-the-shelf
software applications as well as costs associated with systems’ implementations. Computer software is stated at cost less accumulated amortization and impairment.
Off-the-shelf
software is amortized on a straight-line basis over three years while the costs of implementing systems are amortized over the initial licence term. Annual licence fees for off-the-shelf
software are expensed as incurred.
Internally developed software
Costs related to the formulation and design of internally developed software are expensed as incurred to research and development.
Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment and other long-term assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the underlying asset exceeds its fair value.

The Company did not record any impairment loss on long-lived assets during the years ended December 31, 2021 and 2020.
Fair value of financial instruments
Certain assets and liabilities are carried at fair value under US GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize
the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•
Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.
The carrying amounts reflected in the consolidated balance sheets for cash and cash equivalents, trade accounts receivable, net, trade accounts payable and accrued expenses approximate their fair values (Level 1).
The
Co
mpany carries its marketable investments at cost, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments by the same issuer, as they represent investments in privately held companies for which there are no quoted market prices. As of December 31, 2021, and 2020, the Company estimates the fair value of its securities denominated in Canadian dollars to be C$10.2 million for both periods presented, and its securities denominated in United States dollars to be $1.2 million and $279,000, respectively. The carrying value of its securities as of December 31, 2021, and 2020 was $1.2 million and $5,000, respectively and is included in other assets on the consolidated balance sheet.
Concentration of credit risk and other risks and uncertainties
Credit risk
Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents with major and reputable financial institutions. Deposits held with the financial institutions may exceed the amount of insurance provided by the Canadian Deposit Insurance Corporation on such deposits but may be redeemed upon demand. The Company performs periodic evaluations of the relative credit standing of the financial institutions. With respect to accounts receivable, the Company monitors the credit quality of its customers as well as maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments.
Concentration risk
Agreements which potentially subject the Company to concentration risk consist principally of three customer agreements. For the year ended December 31, 2021, 15% of the Company’s total revenue was earned from a single customer, 13% was earned from a second customer and 12% was earned from a third customer. For the year ended December 31, 2020, 22% of the Company’s total revenue was earned from a single customer, 17% was earned from a second customer and 10% was earned from a third customer.
Foreign currency risk
The Company’s customers are located in the United States, Japan, Europe, Canada and other locations; therefore, foreign exchange risk exposures arise from transactions denominated in currencies other than the functional
 and reporting currency (United States dollars). To date, a majority of the Company’s sales have been denominated in United States dollars and a significant portion of the Company’s operating expenses are denominated in Canadian dollars. The Company also purchases certain of its key manufacturing inputs in Euros. As the Company expands its presence in international markets, the Company’s results of operations and cash flows may increasingly be subject to fluctuations due to changes in foreign currency exchange rates and may be adversely affected in the future due to changes in foreign exchange rates. To date, the Company has not entered into any hedging arrangements to minimize the impact of these fluctuations in the exchange rates. The Company will reassess its approach to manage our risk relating to fluctuations in currency rates.
The Company does not believe that foreign currency risk had a material effect on its business, financial condition, or result of operations during the periods presented.
Inflation Risk
We do not believe that inflation had a significant impact on our results of operations for any periods presented in our consolidated financial statements. Nonetheless, if our costs were to become subject to significant inflationary pressures, we may not be able to fully offset such higher costs, and our inability or failure to do so could harm our business, financial condition, and results of operations.
Leases
The Company adopted ASC 842, Leases (“ASC 842”) as of January 1, 2018. ASC 842 was adopted using the modified retrospective transition approach, with no restatement of prior periods or cumulative adjustments to retained earnings. Upon adoption, the Company elected the package transition practical expedients, which allowed the Company to carry forward prior conclusions related to whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases and initial direct costs for existing leases. The Company chose not to elect the use-of-hindsight to
reassess lease term. The Company also elected not to recognize leases with an initial term of 12 months or less within the consolidated balance sheets and to recognize those lease payments on a straight-line basis in the consolidated statements of operation over the lease term. The new lease accounting standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the practical expedient to not separate lease and non-lease components
for all leases.
The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets and current operating lease liabilities and operating lease liabilities, net of current portion on the Company’s consolidated balance sheets. As of December 31, 2021, the Company had no financing lease arrangements. The Company recognizes lease expense for its operating leases on a straight-line basis over the term of the lease.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from a lease. ROU assets and operating lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. Operating lease ROU assets also include the impact of any lease incentives. Amendments to a lease are assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification using an incremental borrowing rate based on the information available at the commencement date. For modified leases, the Company also reassesses the lease classification as of the effective date of the modification.
The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

The Company’s lease terms include periods under options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option in the measurement of its ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the lease term. The Company generally uses the base, non-cancelable, lease
term when determining the ROU assets and lease liabilities. The right-of-use
asset is tested for impairment in accordance with Accounting Standards Codification (“ASC”) Topic 360, Property, Plant, and Equipment.
Government assistance
US GAAP for profit-oriented entities does not define government assistance; nor is there specific guidance applicable to government assistance.
During the years ended 2021 and 2020, the Company received various forms of government assistance including (i) government grants (ii) investment credits, and (iii) government loans, for research and development initiatives from Canadian government agencies.

The Company recognizes grants and investment tax credits relating to qualifying scientific research and development expenditures as a reduction of the related eligible expenses (research and development expenses) in its consolidated statement of operations and comprehensive loss. Grants and investment tax credits are recognized in the period during which the related qualifying expenses are incurred, provided that the conditions under which the grants and investment tax credits have been met. The Company recognizes grants and investment tax credits in an amount equal to the estimated qualifying expenses incurred in each period multiplied by the applicable reimbursement percentage. Grants and investment tax credits that are recognized upon incurring qualifying expenses in advance of receipt of grant funding or proceeds from research and development incentives are recorded in the consolidated balance sheets as research incentives receivable. In circumstances where the grants received relates to prior period eligible expenses, the Company recognizes them as government assistance in its consolidated statement of operations and comprehensive loss in the current period.
During the year ended December 31, 2020, the Company recorded Sustainable Development Technology Canada and BC Innovative Clean Energy (“SDTC”) grants of $7.6 million, as an offset to its research and development expenses in its consolidated statements of operations and comprehensive loss. The Company did not record any SDTC grants during the year ended December 31, 2021.
During the years ended December 31, 2021, and 2020, the Company recorded a Scientific Research and Experimental Development (“SR&ED”) investment tax credit of $1.5 million and $2.1 million, respectively, as an offset to its research and development expenses in its consolidated statements of operations and comprehensive loss.
The Company has received government loans under funding agreements that bear interest at rates that are below market rates of interest or interest-free. The Company accounts for the imputed benefit arising from the difference between a market rate of interest and the rate of interest charged as additional grant funding, and records interest expense for the loans at a market rate of interest. On the date that loan proceeds are earned, the Company recognizes the portion of the loan proceeds allocated to grant funding as a discount to the carrying value of the loan and as other liability, which is subsequently recognized as additional government assistance upon draw down of the qualified loan amounts.
During the year ended December 31, 2021, the Company recorded the interest benefit on Strategic Innovation Fund (“SIF”) government loans for $7.2 million, as government assistance in its consolidated statements of operations and comprehensive loss. During the year ended December 31, 2020, the Company recorded the interest benefit on SIF and Technology Partnership of Canada (“TPC”) government loans for

$
12.0
 million, as government assistance in its consolidated statements of operations and comprehensive loss. See Note 8 –
Loans payable
for further details on government loans.
Revenue recognition
The Company recognizes revenue in accordance with Accounting Standards Update
No. 2014-09,
Revenue from Contracts with Customers (Topic 606)
and accounts for certain contract costs in accordance with FASB’s Accounting Standards Codification (“ASC”)
340-40,
Other Assets and Deferred Costs-Contracts with Customers
.
The standard was adopted on a full retrospective method on January 1, 2018. The adoption of ASC 606 had no impact on the Company and as such there was no recorded transition adjustment. The core principle of ASC 606 is that an entity shall recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
To support this core principle, the Company applies the following five step approach:

•	Identify the contract with the customer

•	Identify the performance obligations

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations

•	Recognize revenue when (or as) the entity satisfies a performance obligation
The Company generates revenue through subscription sales to access its Quantum Computing as a Service (“QCaaS”) cloud platform and from professional services related to the practical applications of quantum computing technology to solve its customers’ business challenges, to develop quantum proofs-of-concepts,
pilot hybrid quantum applications and to put those applications into production. In addition, the Company also earns revenue from providing training regarding quantum computing systems and building related applications. In arrangements with re-sellers
of the Company’s cloud services, the
re-seller
is considered the customer and the Company does not have any contractual relationships with the re-sellers’
end users. For these arrangements, revenue is recognized at the amount charged to the re-seller
and does not reflect any
mark-up
to the end user.
When the Company determines that its contracts with customers contain multiple performance obligations, for these arrangements, the Company allocates the transaction price based on the relative standalone selling price (“SSP”) method by comparing the SSP of each distinct performance obligation to the total value of the contract. The Company uses a range of amounts to estimate SSP for products and services sold together in a contract to determine whether there is a discount to be allocated based on the relative SSP of the various products and services. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs. Standalone selling price is typically established as a range. In situations in which the stated contract price for a performance obligation is outside of the applicable standalone selling price range and has a different pattern of transfer to the customer than the other performance obligations in the contract, the Company will reallocate the total transaction price to each performance obligation based on the relative standalone selling price of each. At times, the Company may sell bundled services that include professional services, QCaaS and training. For these bundled arrangements, the Company’s selling prices associated with QCaaS and training are observable, predictable and consistent. Accordingly, the Company uses the residual method under which the total transaction price and observable SSP of the QCaaS and training performance obligations are used to arrive at the estimated SSP of the professional services performance obligation.
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price.

The Company’s contracts with customers may include renewals or other options at fixed prices. Determining whether such options are considered distinct performance obligations that provide the customer with a material right and therefore should be accounted for separately requires significant judgment. Judgment is required to determine the standalone selling price for each renewal option to determine whether the renewal pricing is reflective of the standalone selling price or is reflective of a discount that would provide the customer with a material right. Based on the Company’s assessment of standalone selling prices, the Company determined that there were no significant material rights provided to its customers requiring separate recognition.
The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. Deferred revenue is primarily composed of fees related to QCaaS, which are generally billed in advance and recognized as revenue over the related subscription term. Unbilled receivables relate to revenue recognized for milestones completed under professional services contracts for which the related milestone billing has not yet occurred.
In instances where the timing of revenue recognition differs from the timing of the right to invoice, the Company has determined that a significant financing component generally does not exist. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable way of purchasing the products and services and not to receive financing from or provide financing to the customer. Additionally, the Company has elected the practical expedient terms that permit an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less.

Payment terms on invoiced amounts are typically net 30 days. The Company does not offer rights of return for its services in the normal course of business and contracts generally do not include service-type warranties that provide any incremental service to the customer beyond providing assurance that the services conform to applicable specifications or customer-specific or subjective acceptance provisions. The Company also excludes from revenue government-assessed and imposed taxes on revenue-generating activities that are invoiced to customers.
The Company has identified up to two performance obligations regularly included in arrangements involving the Leap Quantum Cloud (QCaaS) subscriptions and the D-Wave Launch professional services. The Company’s professional services are typically not coterminous with the QCaaS subscriptions. Revenue from QCaaS is recognized evenly over the contractual period, on a straight-line basis over the subscription term, beginning on the date that the service is made available to the customer. Professional services are recognized as they are earned based on the cost-to-cost
method. Under the
cost-to-cost
method, revenue is recognized based on the ratio that incurred costs bear to total estimated contract costs with related cost of revenue recorded as the costs are incurred. Each month management reviews estimated contract costs through a process of aggregating actual costs incurred and estimating additional costs to completion based upon the current available information and status of the contract. The effect of any change in the estimated gross margin rate for a contract is reflected in revenues in the period in which the change is known. Provisions for the full amount of anticipated losses on contracts are made in the period in which they become determinable.
Contract assets and contract liabilities
The timing of revenue recognition, billings and cash collections may result in accounts receivable, contract assets, and contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. A receivable is recorded in the period in which we provide services when we have an unconditional right to payment. Contract assets primarily relate to the value of services transferred to the customer for which the right to payment is not just dependent on the passage of time. Contract assets are transferred to accounts receivable when rights to payment become unconditional.
A contract liability is recognized when the Company receives payment or has an unconditional right to payment in advance of the satisfaction of performance. The contract liabilities represent deferred service revenue, which
 is recorded when we receive consideration, or such consideration is unconditionally due, from a customer prior to transferring services to the customer under the terms of a contract. Deferred service revenue typically results from fees related to the Company’s QCaaS platform.
Cost to obtain and fulfilling contracts
The Company has elected to apply the practical expedient to expense contract acquisition costs as incurred when the expected amortization period is one year or less. The Company capitalizes incremental costs incurred to fulfill its contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the Company’s performance obligation(s) under the contract, and (iii) are expected to be recovered through revenue generated under the contract.
The Company has not identified any costs that are incremental to the acquisition of customer contracts that would be capitalized as deferred costs on the balance sheet in accordance with ASC
340-40.
Incremental costs incurred to fulfill the Company’s contracts that meet the capitalization criteria in ASC
340-40
have historically been immaterial. Accordingly, the Company has not capitalized any contract fulfillment costs as of December 31, 2021 and 2020.
Cost of revenue
Cost of revenue primarily consists of expenses related to delivering the Company’s services, including direct labor costs, direct services costs and depreciation and amortization related to the Company’s quantum computing systems and related software.

Research and development costs
Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including personnel costs, stock-based compensation, employee benefits, facility costs, depreciation, manufacturing expenses and all other costs for the Company’s hardware, software and engineering personnel who design and develop the Company’s quantum computing systems and research new quantum computing technologies. Unlike a standard computer, design and development efforts continue throughout the useful life of the Company’s quantum computing systems to ensure proper calibration and optimal functionality. Research and development expenses also include purchased hardware and software costs related to quantum computing systems constructed for research purposes that are not probable of providing future economic benefit and have no alternate future use.
Advertising Costs
Advertising costs are expensed as incurred and are primarily included in sales and marketing expenses in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2021, and 2020, these costs were $887,000 and $1.0 million, respectively.
Stock-based compensation
The Company measures its stock-based awards made to employees based on the estimated fair value of the awards as of the grant date using the Black-Scholes option-pricing model. Stock-based compensation expense is recognized over the requisite service period using the straight-line method and is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. As such, the Company’s stock-based compensation is reduced for the estimated forfeitures at the grant date and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
Stock-based compensation expenses to
non-employees
as consideration for services received are measured on the date of performance at the fair value of the consideration received or the fair value of the equity instruments
 issued, using the Bl
a
ck-Scholes option-pricing model, whichever can be more reliably measured. Compensation expense for options granted to non-employees
is remeasured each period as the underlying options
vest.
The Black-Scholes option-pricing model requires the use of subjective assumptions, which determine the fair value of share-based awards, including the fair value of the Company’s common stock, the option’s expected term, the price volatility of the underlying common stock, risk-free interest rates, and the expected dividend yield of the common stock. The assumptions used to determine the fair value of the stock awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.
Common stock valuations
The Company obtained third-party valuations to estimate the fair value of its common stock for purposes of measuring stock-based compensation expense. The third-party valuations were prepared using methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants (“AICPA”) Accounting & Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (“Practice Guide”).
In accordance with the Practice Guide, the Company considered the following methods for allocating the enterprise value across its classes of capital stock to determine the fair value of its common stock at each valuation date.

•
Option Pricing Method (“OPM”). The OPM estimates the value of the common equity of
D-Wave
using the various inputs in the Black-Scholes option pricing model. The OPM treats the rights of the holders of common stock as equivalent to that of call options on any value of the enterprise above certain break points of value based upon the liquidation preferences of the holders of
D-Wave
preferred stock, as well as their rights to participation, and the stock prices of the outstanding options. Thus, the value of the common stock can be determined by estimating the value of its portion of each of these call option rights. Under this method, the common stock has value only if the funds available for distribution to stockholders exceed the value of the liquidation preference at the time of a liquidity event, such as a merger or sale. Given the common stock represents a non-marketable
equity interest in a private enterprise, an adjustment to the preliminary value estimates had to be made to account for the lack of liquidity that a stockholder experiences. This adjustment is commonly referred to as a discount for lack of marketability (“DLOM”).

•
Probability-Weighted Expected Return Method (“PWERM”). The PWERM employs additional information not used in the OPM, including various market approach calculations depending upon the likelihood of various discrete future liquidity scenarios, such as the sale of
D-Wave
to a special purpose acquisition company (“SPAC”), as well as the probability of remaining a private company. The PWERM is typically used when the range of possible future outcomes and liquidity events for an enterprise, including a business combination such as a merger of
D-Wave
and a SPAC, has narrowed, giving the enterprise a higher degree of confidence in the achievement of a particular outcome. As such, the PWERM can give more weight to the likely liquidity scenarios as compared to the normative distribution of the outcomes in the OPM.

For financial reporting purposes, the Company also retrospectively assessed the deemed fair value of its common stock used for calculating and recording stock-based compensation charges after considering the fair value reflected on subsequent valuation reports and other facts and circumstances on the date of grant. The Company used a linear interpolation method to estimate the fair value between valuation dates. The Company believes that the linear interpolation methodology provides the most reasonable basis for the valuation of its common stock because the Company did not identify any significant events that occurred during the intervening periods that would have caused a material
change in fair value.
In addition to considering the results of these third-party valuation reports, our board of directors used assumptions based on various objective and subjective factors, combined with management judgment, to determine the fair value of our common stock as of each grant date, including:

•
the prices at which the Company sold shares of non-redeemable convertible preferred stock and the superior rights and preferences of the non-redeemable convertible preferred stock relative to its common stock at the time of each grant:

•	external market conditions affecting the research and development industry and trends within the industry.

•	the Company’s stage of development and business strategy

•	the Company’s financial condition and operating results, including its levels of available capital resources, and forecasted results.

•	developments in the Company’s business.

•	the progress of the Company’s research and development efforts.

•	equity market conditions affecting comparable public companies; and

•	general market conditions and the lack of marketability of its common stock.
Application of these approaches involves the use of estimates, judgment and assumptions that are subjective, such as those regarding the Company’s expected future revenue, expenses and future cash flows, discount rates, market multiples, the selection of comparable companies and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the Company’s valuations as of each valuation date and may have a material impact on the valuation of its common stock.

Income taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the estimated future tax consequences of events that have been included in the consolidated financial statements or in the Company’s tax returns. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax bases of assets and liabilities using the enacted tax rates and laws in effect for the years in when the differences are expected to reverse. Deferred income taxes are classified as current or non-current,
based on the classification of the related assets and liabilities giving rise to the temporary differences. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. In assessing the need for a valuation allowance, the Company considers factors such as past operating results and expected future taxable income within each jurisdiction in which the Company operates.
To the extent that new information becomes available, which causes the Company to change its judgment regarding the adequacy of tax liabilities or valuation allowances, such changes will impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.
The Company follows the authoritative guidance under ASC 740, which clarifies the accounting for uncertainty in tax positions recognized in the financial statements. ASC 740 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.
Net income (loss) per share
The Company calculates earnings per share using the
two-class
method under ASC 260 Earnings Per Share.

Basic
 net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares outstanding for the period, including potential dilutive shares assuming the dilutive effect of outstanding stock options and of convertible preferred stock.
For periods in which the Company has reported net losses, diluted net loss per common share is the same as basic net loss per share, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive
.
Recently adopted accounting standards and amendments
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible.
With the exception of standards, the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as private companies, as indicated below.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326) – Measurement of Credit Losses of Financial Instruments, along with various updates and improvements. The standard, including subsequently issued amendments, requires the Company to measure credit losses for financial assets measured at amortized costs based on expected losses rather than incurred losses. For available-for-sale
debt securities with unrealized losses, entities will be required to recognize credit losses through an allowance for credit losses. ASU
2016-13
is effective for annual reporting periods beginning after December 15, 2022, with early adoption permitted. Based on the composition of the Company’s trade receivables and other financial assets, current market conditions and historical credit loss activity, the adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements and related disclosure.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement which amends the disclosure requirements for fair value measurements by removing, modifying, and adding certain disclosures. ASU
2018-13
is effective for annual reporting periods beginning after December 15, 2019. The Company adopted the requirements of Topic 820 on January 1, 2020, with such adoption not having a material impact to the Company’s consolidated financial statements. In November 2019, the FASB issued ASU
2019-08,
Compensation – Stock Compensation (Topic 718), which requires entities to measure and classify share-based payment awards granted to a customer by applying the guidance in Topic 718. The amount recorded as a reduction in the transaction price should be based on the grant-date fair value of the share-based payment award. The ASU is effective in years beginning after December 15, 2019. The Company adopted ASU
2019-08
to account for warrants issued on January 1, 2020.
Recent accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU
2019-12, Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to intra-period tax allocations and deferred tax accounting on outside basis differences in foreign subsidiaries and equity method investments. Additionally, it provides other simplifying measures for the accounting for income taxes. ASU
2019-12 is effective
for the

Company in the first quarter of 2021 and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on the consolidated financial statements.
In August 2020, the FASB issued
ASU 2020-06, Debt, Debt
with Conversion and Other Options
(Subtopic 470-20) and
Derivatives and Hedging Contracts in Entity’s Own Equity
(Subtopic 815-40) Accounting
for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU
2020-06
simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The standard removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. The standard also simplifies the diluted net income per share calculation in certain areas. The new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. The Company is currently evaluating the impact of the adoption of the standard on the financial statements.